CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income:	$ 10,481	$ 8,163
Net change in unrealized gains (losses) on investment securities available for sale:
Net unrealized gains (losses) arising during the period, net of tax (benefit) expense of $154, and ($37), respectively	512	(92)
Less: reclassification adjustment for net gains on sales realized in net income, net of tax expense of ($38), and $0, respectively	(125)
Unrealized investment gains (losses), net of tax expense (benefit) of $116, and ($37), respectively	387	(92)
Total other comprehensive income (loss)	387	(92)
Total comprehensive income	$ 10,868	$ 8,071